Average Annual Total Returns - Hartford Schroders Tax-Aware Bond ETF	Hartford Schroders Tax-Aware Bond ETF Return Before Taxes Since Inception	Hartford Schroders Tax-Aware Bond ETF Return Before Taxes 1 Year	Hartford Schroders Tax-Aware Bond ETF After Taxes on Distributions Since Inception	Hartford Schroders Tax-Aware Bond ETF After Taxes on Distributions 1 Year	Hartford Schroders Tax-Aware Bond ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Schroders Tax-Aware Bond ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year
Total	5.51%	5.56%	5.09%	5.24%	4.35%	3.68%	5.55%	5.21%